Capital Stock - Summary of Stock Option Information (Detail) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Outstanding - beginning of year (in shares)	822,345	321,609	263,175
Granted (in shares)	882,741	500,736	58,434
Forfeited / expired (in shares)	(34,781)	0	0
Outstanding - end of year (in shares)	1,670,305	822,345	321,609
Exercisable - end of year (in shares)	1,055,250	530,034	188,920
Weighted-Average Exercise Price ($)
Outstanding - beginning of year (in dollars per share)	$ 3.99	$ 4.39	$ 4.16
Granted (in dollars per share)	2.23	3.74	5.39
Forfeited / expired (in dollars per share)	2.23	0.00	0.00
Outstanding - end of year (in dollars per share)	3.10	3.99	4.39
Exercisable - end of year (in dollars per share)	$ 3.34	$ 3.97	$ 4.13